Victory Funds

Victory NewBridge Global Equity Fund

Supplement dated December 8, 2016

to the Summary Prospectus dated February 29, 2016

Effective immediately, Class R Shares of the Victory NewBridge Global Equity Fund are no longer offered for investment.

If you wish to obtain more information, please call the Victory Funds at 800-766-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.